COMMON SHARES - Options (Details) - CAD / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Outstanding at the beginning of the period (in shares)	8,464	7,393	7,434
Granted (in shares)	2,214	2,292	1,939
Exercised (in shares)	(737)	(1,221)	(1,980)
Forfeited (in shares)	(107)
Outstanding at the end of the period (in shares)	9,834	8,464	7,393
Weighted Average Exercise Price
Outstanding at the beginning of the period (in Canadian dollars per share)	CAD 43.17	CAD 40.57	CAD 37.69
Granted (in Canadian dollars per share)	56.58	49.03	47.09
Exercised (in Canadian dollars per share)	36.14	43.00	36.12
Forfeited (in Canadian dollars per share)	50.74
Outstanding at the end of the period (in Canadian dollars per share)	CAD 46.63	CAD 43.17	CAD 40.57
Options Exercisable
Options Exercisable (in shares)	5,566	4,556	3,914	4,568